Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost	R$ 698,662	R$ 637,675
Accumulated depreciation	(359,723)	(346,518)
Net	R$ 338,939	R$ 291,157	R$ 268,251	R$ 314,393
Depreciation average rate	11.20%	11.10%
Land [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 94,228	R$ 94,213
Accumulated depreciation
Net	R$ 94,228	R$ 94,213	94,213	92,962
Depreciation average rate	0.00%	0.00%
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 90,311	R$ 86,703
Accumulated depreciation	(42,343)	(41,205)
Net	R$ 47,968	R$ 45,498	45,347	41,705
Depreciation average rate	2.10%	2.10%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 412,828	R$ 397,782
Accumulated depreciation	(291,963)	(282,628)
Net	R$ 120,865	R$ 115,154	101,016	152,273
Depreciation average rate	15.30%	15.10%
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 12,578	R$ 10,434
Accumulated depreciation	(10,083)	(7,962)
Net	R$ 2,495	R$ 2,472	2,969	1,984
Depreciation average rate	9.90%	9.90%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 38,528	R$ 36,561
Accumulated depreciation	(15,032)	(14,482)
Net	R$ 23,496	R$ 22,079	17,419	18,219
Depreciation average rate	6.70%	6.70%
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 50,189	R$ 11,982
Accumulated depreciation	(302)	(241)
Net	R$ 49,887	R$ 11,741	R$ 7,287	R$ 7,250
Depreciation average rate	5.00%	5.00%